Provisions for employee commitments (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Employer contribution costs on share-based compensation plans	€ 7,050	€ 26,520
Phantom shares	4,977	14,267
Retirement termination benefits	297	422
Balance at June 30	12,324	41,210
Less non-current portion	(2,302)	(8,308)
Current portion	€ 10,022	€ 32,901